Investments and Sundry Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investments and Sundry Assets
Derivatives - noncurrent	$ 347	$ 757
Alliance investments - equity method	192	90
Alliance investments - non-equity method	34	32
Long-term deposits	268	271
Other receivables	359	455
Employee benefit-related	263	316
Prepaid income taxes	626	590
Other assets	296	272
Total	$ 2,386	$ 2,783	[1]

[1]	** Recast to conform to current period presentation.